Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 83,005	$ 136,305
Loans individually evaluated for impairment, Allowance	4,746	27,252
Loans collectively evaluated for impairment, Recorded Investment	4,691,999	4,917,170
Loans collectively evaluated for impairment, Allowance	53,447	56,940
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	32,768	27,603
Loans individually evaluated for impairment, Allowance	1,477	14,402
Loans collectively evaluated for impairment, Recorded Investment	736,342	746,213
Loans collectively evaluated for impairment, Allowance	10,155	12,215
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	28,660	60,428
Loans individually evaluated for impairment, Allowance	539	3,073
Loans collectively evaluated for impairment, Recorded Investment	1,119,009	1,212,961
Loans collectively evaluated for impairment, Allowance	12,181	16,867
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	13,945	42,231
Loans individually evaluated for impairment, Allowance	2,730	9,754
Loans collectively evaluated for impairment, Recorded Investment	1,659,377	1,622,456
Loans collectively evaluated for impairment, Allowance	19,150	14,473
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	353	411
Loans collectively evaluated for impairment, Recorded Investment	82,595	121,188
Loans collectively evaluated for impairment, Allowance	694	1,003
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	3,656	2,290
Loans individually evaluated for impairment, Allowance		23
Loans collectively evaluated for impairment, Recorded Investment	453,075	493,432
Loans collectively evaluated for impairment, Allowance	4,390	4,539
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,850	1,962
Loans collectively evaluated for impairment, Recorded Investment	379,886	398,186
Loans collectively evaluated for impairment, Allowance	4,448	4,760
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,326	1,334
Loans collectively evaluated for impairment, Recorded Investment	73,188	92,775
Loans collectively evaluated for impairment, Allowance	1,289	1,724
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	447	46
Loans collectively evaluated for impairment, Recorded Investment	188,527	229,959
Loans collectively evaluated for impairment, Allowance	$ 1,140	$ 1,359